Submission	Dec. 05, 2024
Submission [Line Items]
Central Index Key	0000037808
Registrant Name	FNB CORP/PA/
Registration File Number	333-281868
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES